May 26, 2011


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Funds Group Trust
      Files Nos. 33-70958 and 811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 61 to the Registrant's registration statements on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of the Amendment is to register a new series.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary